S-K 1609(b), De-SPAC Projections, Assumptions and Material Factors - De-SPAC, Projection [Axis]: us-gaap:Revenues $ in Millions	Oct. 21, 2026 USD ($)
De-SPAC Projection [Line Items]
Projection of a Material Growth or Reduction Rate in a Financial Statement Item, Bases and Assumptions [Text Block]
●	Revenue growth of approximately 38.4% to 61.5% as compared to fiscal year 2025. Of the $90 million to $105 million in total revenue forecasted for fiscal year 2026, Legacy ZincFive management estimated that approximately 77% of the revenue forecasted for 2026 was attributable to the contracted revenue backlog as of December 31, 2025. Legacy ZincFive management also considered Legacy ZincFive’s high historical retention rate, its history of being able to expand its presence within its existing customers, and its sales pipeline with new and existing customers at the time, but no assurance can be provided that historical trends will continue in future periods.

The Forecast does not take into account various macroeconomic conditions that may impact actual results.

The following table sets forth the projected financial information in the Forecast:

	Low	High
FY2026 Revenue (millions)	$90	$105
FY 2026 Revenue Growth Rate	38.4%	61.5%

As of ,                2026, the most recent practicable date prior to the date of this proxy statement/prospectus, Legacy ZincFive management has affirmed to SPKL that the Forecast continues to reflect the views of Legacy ZincFive’s management regarding Legacy ZincFive’s future performance.

Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate or Amount, Reason [Text Block]
●	Revenue growth of approximately 38.4% to 61.5% as compared to fiscal year 2025. Of the $90 million to $105 million in total revenue forecasted for fiscal year 2026, Legacy ZincFive management estimated that approximately 77% of the revenue forecasted for 2026 was attributable to the contracted revenue backlog as of December 31, 2025. Legacy ZincFive management also considered Legacy ZincFive’s high historical retention rate, its history of being able to expand its presence within its existing customers, and its sales pipeline with new and existing customers at the time, but no assurance can be provided that historical trends will continue in future periods.

The Forecast does not take into account various macroeconomic conditions that may impact actual results.

Minimum [Member]
Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate [Percent]	38.40%
Projection, Material Growth or Reduction Amount	90
Maximum [Member]
Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate [Percent]	61.50%
Projection, Material Growth or Reduction Amount	105